Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Hedging ineffectiveness	£ (16)	£ 2	£ 52
Fair value hedging
Derivatives
Loss on hedged items attributable to the hedged risk	(533)	(954)	(364)
Gain on the hedging instruments	522	958	406
Hedging ineffectiveness	(11)	4	42
Cash flow hedging
Derivatives
Hedging ineffectiveness	(5)	(2)	10
Cash flow hedging | Interest rate risk
Derivatives
Hedging ineffectiveness	£ (5)	£ (2)	£ 10